Contingencies	12 Months Ended
Dec. 31, 2012
Contingencies [Abstract]
Contingencies

NOTE M — Contingencies

Certain processes in the manufacture of CTS’ current and past products create hazardous waste by-products as currently defined by federal and state laws and regulations. CTS has been notified by the U.S. Environmental Protection Agency, state environmental agencies and, in some cases, generator groups, that it is or may be a potentially responsible party regarding hazardous waste remediation at several non-CTS sites. In addition to these non-CTS sites, CTS has an ongoing practice of providing reserves for probable remediation activities at certain of its manufacturing locations and for claims and proceedings against CTS with respect to other environmental matters. In the opinion of management, based upon past experience and presently available information relating to all such matters, either adequate provision for probable costs has been made, or the ultimate costs resulting will not materially affect the consolidated financial position, results of operations, or cash flows of CTS.

CTS manufactures accelerator pedals for a number of automobile manufacturers, including subsidiaries of Toyota Motor Corporation (“Toyota”). In January 2010, Toyota initiated a recall of a substantial number of vehicles in North America containing pedals manufactured by CTS. The pedal recall and associated events have led to the Company being named as a co-defendant with Toyota in certain litigation. In February 2010, CTS entered into an agreement with Toyota whereby Toyota agreed that it will indemnify, defend, and hold the Company harmless from, and the parties will cooperate in the defense of, third-party civil claims and actions that are filed or asserted in the United States or Canada and that arise from or relate to alleged incidents of unintended acceleration of Toyota and Lexus vehicles. The limited exceptions to indemnification restrict CTS’ share of any liability to amounts collectable from its insurers.

Certain other claims are pending against CTS with respect to matters arising out of the ordinary conduct of the Company’s business. These claims, in the opinion of management, based upon past experience and presently available information, either adequate provision for anticipated costs has been reserved or the ultimate anticipated costs will not materially affect CTS’ consolidated financial position, results of operations, or cash flows.

Scotland EMS Manufacturing Facility Fire

During the second quarter of 2011, a fire occurred at our Scotland EMS manufacturing facility. The fire damaged approximately $1.6 million of inventory and $0.2 million of machinery and equipment at net book value. Property insurance coverage with a $0.1 million deductible had substantially covered the costs of repairing and/or replacing the damaged inventory and machinery and equipment. Business interruption insurance had substantially covered the lost sales impact and related fixed costs in 2011. Consequently, as of December 31, 2011, CTS wrote-off approximately $0.2 million of net book value of machinery and equipment and $1.6 million of inventory; and recorded to other receivable $3.1 million of other recoverable costs and $0.5 million of recoverable building restoration costs. The total fire-related other receivable was approximately $0.1 million as of December 31, 2011 and was included in Other Current Assets in CTS’ Consolidated Balance Sheets.

As a result of the insurance coverage, in 2011, CTS recovered approximately $11.7 million from our insurance carriers. Out of the $11.7 million recovered, approximately $3.1 million was for business interruption and the remaining $8.6 million was for the replacement of damaged property. CTS recorded a recovery of approximately $2.7 million for business interruption and a recovery of $6.1 million for property damage in CTS’ Consolidated Statements of Earnings for the year ended December 31, 2011.

In 2012, CTS recovered approximately $1.1 million from the Company’s insurance carriers and recorded a recovery of $0.9 million in CTS’ Consolidated Statements of Earnings for the year ended December 31, 2012 for business interruption, after deducting $0.1 million for certain expenses and relieving the insurance receivable of approximately $0.1 million at December 31, 2011. These recoveries reflect the final settlement with CTS’ insurance carrier.

Thailand EMS Manufacturing Facility Flood

During the fourth quarter of 2011, CTS’ Thailand EMS manufacturing facility was flooded. The flood damaged approximately $0.8 million of inventory and $0.5 million of fixed assets. CTS also incurred approximately $2.5 million of fixed costs at this facility. Local property insurance covered the costs of repairing and/or replacing the damaged inventory and machinery and equipment. CTS also have business interruption insurance under these policies that covers the lost sales impact and fixed costs. The maximum amount covered under the local insurance policy was approximately $2.4 million. CTS also have a secondary global insurance policy that covered costs not covered by the local policy for up to approximately $25 million with a deductible of $250,000.

In 2011, the insurance carrier for the local policy indicated that CTS was to be reimbursed for the maximum amount of $2.4 million. Consequently, CTS wrote off $0.5 million of inventory and $0.5 million of fixed assets to an insurance receivable and recorded a business interruption receivable of $1.4 million for fixed costs incurred. The remaining $1.1 million of fixed costs was recorded as a charge to Cost of Goods Sold in the Consolidated Statements of Earnings for the year ended December 31, 2011.

In 2012, CTS received cash of approximately $24.6 million from the Company’s insurance carriers. Included in this amount were approximately $21.5 million for business interruption and the remaining $3.1 million for reimbursement of costs related to property damage. Part of this cash received was to relieve the insurance receivable balance of $2.4 million recorded at December 31, 2011.

Accordingly, CTS recorded a recovery of approximately $20.0 million for business interruption and $1.8 million for property damage in CTS’ consolidated statements of Earnings for the year ended December 31, 2012. These recoveries reflect the final settlement with CTS’ insurance carrier.